Expense Example {- Fidelity® OTC Portfolio} - 07.31 Fidelity OTC Portfolio Retail PRO-07 - Fidelity® OTC Portfolio - Fidelity OTC Portfolio-Retail Class	Sep. 29, 2021 USD ($)
Expense Example:
1 year	$ 82
3 years	255
5 years	444
10 years	$ 990